ACCOUNTS PAYABLE AND OTHER (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Operating expense	$ 47,386	$ 52,728
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2020	2019
Accounts payable	$9,543	$9,583
Provisions	5,065	4,104
Lease liabilities	8,223	5,494
Other liabilities	27,851	23,896
Total	$50,682	$43,077

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$25,857	$23,212
Non-current	24,825	19,865
Total	$50,682	$43,077

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2020	2019
Plan assets	$3,335	$3,029
Less accrued benefit obligation:
Defined benefit pension plan	(4,613)	(3,995)
Other post-employment benefits	(185)	(173)
Net liability	(1,463)	(1,139)
Less: net actuarial gains and other	11	13
Accrued benefit liability	$(1,452)	$(1,126)